Merger Transaction (Details) $ / shares in Units, shares in Thousands, $ in Thousands				3 Months Ended
	Mar. 11, 2025 shares	Feb. 03, 2025 USD ($)	Aug. 21, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	May 05, 2025 USD ($)
Business Combination [Line Items]
Fair value of earnout shares				$ 99,600
Prepaid expense				20,800
Fair value subscription receivable prepayment amount				$ 20,800
Cash					$ 23,400
Hatch Note [Member]
Business Combination [Line Items]
Converted shares (in Shares) | shares				680
Convertible Promissory Note [Member]
Business Combination [Line Items]
Percentage of forgiveness				50.00%
USARE Class A Preferred Investor Warrants [Member]
Business Combination [Line Items]
Gross cash proceeds			$ 25,500
Subscription receivable			$ 1,250
Aggregate purchase price		$ 15,300
Shares issued (in Shares) | shares				780
Common Stock [Member]
Business Combination [Line Items]
Exchange ratio				0.204
Shares issued (in Shares) | shares				880
Price per share (in Dollars per share) | $ / shares				$ 12
Earnout and Forward Purchase Agreements [Member]
Business Combination [Line Items]
Proceeds from investment				$ 8,000
Forward Purchase Agreements [Member]
Business Combination [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 11
Fair value of earnout shares				$ 46,200
Fair value				$ 20,400
Number of shares issued (in Shares) | shares				300
Cash				$ 11,500
Forward Purchase Agreements [Member] | Common Stock [Member]
Business Combination [Line Items]
Cash				3,300
Business Combination Agreement [Member]
Business Combination [Line Items]
Aggregate consideration				8,000
Cash held in trust				$ 22,800
Business Combination Agreement [Member] | Common Stock [Member]
Business Combination [Line Items]
Additional shares issued (in Shares) | shares				10,100
Business Combination Agreement [Member] | Second Tranche [Member]
Business Combination [Line Items]
Additional shares issued (in Shares) | shares				5,050
Market price per share (in Dollars per share) | $ / shares				$ 20
Mr. Michael Blitzer [Member]
Business Combination [Line Items]
Percentage of forgiveness			50.00%
Minimum [Member] | Business Combination Agreement [Member]
Business Combination [Line Items]
Market price per share (in Dollars per share) | $ / shares				15
Maximum [Member] | Business Combination Agreement [Member]
Business Combination [Line Items]
Market price per share (in Dollars per share) | $ / shares				$ 20,000,000
Series A Preferred Stock [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares				780
Series A Preferred Stock [Member] | Mr. Michael Blitzer [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares				130
Earnout Shares [Member]
Business Combination [Line Items]
Gain in fair value of financial instruments				$ 53,400
Earnout Shares [Member] | Business Combination Agreement [Member]
Business Combination [Line Items]
Additional shares issued (in Shares) | shares				5,050
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Converted shares (in Shares) | shares				680
Class A Ordinary Shares [Member] | Forward Purchase Agreements [Member]
Business Combination [Line Items]
Shares issued (in Shares) | shares	1,890